BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($) segment
Impairment losses | $	$ 0.3
Number of Operating Segments | segment	1
Minimum
Leasehold improvements are amortized over the remaining life	3 years
Maximum
Leasehold improvements are amortized over the remaining life	5 years
Expiration period	10 years